Accrued Expenses and Other Payables - Summary of Accrued Expenses And Other Payables (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Receipts-in-advance	¥ 85,292	¥ 73,345
Accrued salaries, wages and other benefits	5,463	6,100
Accrued expenses	106,216	93,725
Subscription funds received from issuance of RMB Shares (Note)	48,695
Other payables	28,843	27,782
Accrued expenses and other payables	¥ 274,509	¥ 200,952